Future Minimum Rental Payments for Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Operating Leased Assets [Line Items]
Year 1		$ 18,858
Year 2		16,752
Year 3		13,689
Year 4		9,024
Year 5		7,038
Thereafter		4,900
Total	69,300	70,261
Related Party
Operating Leased Assets [Line Items]
Year 1		7,641
Year 2		7,631
Year 3		6,981
Year 4		5,121
Year 5		4,963
Thereafter		3,380
Total		35,717
Non-Related Party [Member]
Operating Leased Assets [Line Items]
Year 1		11,217
Year 2		9,121
Year 3		6,708
Year 4		3,903
Year 5		2,075
Thereafter		1,520
Total		$ 34,544